Consolidated Statements of Comprehensive Income/(Loss)	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenue	¥ 49,182,156	$ 7,130,742	¥ 34,436,772	¥ 25,704,954
Cost of revenues	(41,285,565)	(5,985,844)	(17,356,450)	(10,751,952)
Gross profit	7,896,591	1,144,898	17,080,322	14,953,002
Operating expenses:
General and administrative expenses	(30,494,239)	(4,421,249)	(18,372,763)	(10,124,428)
Sales and marketing expenses	(1,974,299)	(286,246)
Impairment loss on goodwill	(18,842,000)	(2,731,833)
Total operating expenses	(51,310,538)	(7,439,328)	(18,372,763)	(10,124,428)
Operating income/(loss)	(43,413,947)	(6,294,430)	(1,292,441)	4,828,574
Other income/(loss)
Interest expense	(4,707,952)	(682,589)	(2,393,178)	(897,398)
Interest income	77,315	11,210	14,834	16,634
Fair value change gain of contingent consideration	22,850,000	3,312,939
Other (loss)/income, net	17,527,397	2,541,234	4,590,580	(1,426)
Income/(loss) before income tax expense	(7,667,187)	(1,111,636)	919,795	3,946,384
Income tax expense	(424,043)	(61,480)	(670,976)
Income/(loss) from continuing operations, net of tax	(8,091,230)	(1,173,116)	248,819	3,946,384
Income/(loss) from discontinued operation, net of tax			(244,068,780)	29,638,700
Net income/(loss)	(8,091,230)	(1,173,116)	(243,819,961)	33,585,084
Net income/(loss) attributable to Lixiang Education Holding Co., Ltd. shareholders	(7,789,861)	(1,129,424)	(243,819,961)	33,585,084
Net loss attributable to non-controlling interests	(301,369)	(43,694)
Other comprehensive (loss)/income:
Foreign currency translation adjustment, net of nil tax	18,057,155	2,618,041	(4,586,027)	(7,956,640)
Comprehensive income/(loss)	9,965,925	1,444,923	(248,405,988)	25,628,444
Total comprehensive loss attributable to non-controlling interests	(301,369)	(43,694)
Total comprehensive income/(loss) attributable to Lixiang Education Holding Co., Ltd. shareholders	¥ 10,267,294	$ 1,488,617	¥ (248,405,988)	¥ 25,628,444
Earnings/(loss) per ordinary share attributable to Lixiang Education Holding Co., Ltd. shareholders from continuing operations
Earnings/(loss) per share from continuing operations, Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.12)	$ (0.02)	¥ 0	¥ 0.07
Earnings/(loss) per ordinary share attributable to Lixiang Education Holding Co., Ltd. shareholders from discontinued operation
Earnings/(loss) per share from discontinued operation, Basic (in Dollars per share and Yuan Renminbi per share) | (per share)			¥ (3.66)	¥ 0.55
Weighted average number of ordinary shares outstanding
Weighted average number of ordinary shares used in per share calculation, Basic (in Shares)	66,667,000	66,667,000	66,667,000	54,166,750
Revenue from third parties
Net revenues:
Total net revenue	¥ 48,427,871	$ 7,021,381	¥ 8,512,992	¥ 3,410,091
Revenue from related party
Net revenues:
Total net revenue	754,285	109,361	906,667	1,668,572
Revenue from Affected Entity
Net revenues:
Total net revenue			¥ 25,017,113	¥ 20,626,291